EARNINGS PER SHARE - Narrative (Details) - shares	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	20,263,500	20,263,500
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,152,443	633,057
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	68,946	68,946